Interests in equity-accounted investees	12 Months Ended
Dec. 31, 2025
Interests in equity-accounted investees
Interests in equity-accounted investees

21Interests in equity-accounted investees

	As at December 31,
	2024	2025
	RMB’000	RMB’000

Share of net assets from associates	38,567	2,193,937
Share of net assets from a joint venture	—	13,675
Goodwill on retaining interests in an associate	—	3,279,036

	38,567	5,486,648

The associates and the joint venture were accounted for using equity method. Unanimous agreements of all joint venture parties were required for key investments and operational decisions in the joint venture.

In September 2024, the Group entered into share purchase agreements with independent third parties to acquire an aggregate of 2,668,135,376 shares in Yonghui (representing approximately 29.4% of its entire issued share capital), at a consideration amounting to RMB 6,270,118,000. The acquisition date was March 17, 2025, on which the Group began to have significant influence over Yonghui.

Yonghui, which is considered a material associate of the Group, is a strategic partner of the Group engaged in retail industry and is accounted for using the equity method.

Particulars of the material associate are as follows:

Percentage of
		Place of	ownership
	Particulars of	incorporation/	interest
	issued shares	registration and	attributed
Name	held	business	to the Group	Principal activity
Yonghui Superstores Co., Ltd. (“Yonghui”)	Ordinary shares	Chinese Mainland	29.4%	Retail

Notes:

(i)	As at December 31, 2025, an investment in Yonghui with a carrying amount of RMB3,822,114,000 was pledged to secure certain bank borrowings (Note 22).
(ii)	As at December 31, 2025, the fair value of investment in Yonghui based on its quoted market share price was amounted to RMB12,513,555,000.

The following table illustrates the summarised financial information in respect of Yonghui adjusted for any differences in accounting policies and reconciled to the carrying amount in the consolidated financial statements:

As at December 31,
2025
RMB’000
Current assets	10,342,184
Non-current assets, excluding goodwill	27,615,155
Goodwill on acquisition of the associate	3,279,036
Current liabilities	(18,674,518)
Non-current liabilities	(11,950,509)

Net assets	10,611,348
Net assets, excluding goodwill	7,332,312
Non-controlling interests	86,486
Net assets attributable to the parent, excluding goodwill	7,418,798

Reconciliation to the Group’s interest in the associate:
Proportion of the Group’s ownership	29.4%
Group’s share of net assets of the associate, excluding goodwill	2,181,127
Goodwill on acquisition (less cumulative impairment)	3,279,036

Carrying amount of the investment	5,460,163

For the period
from the
acquisition date to
December 31,
2025
RMB’000
Revenue	35,455,246
Loss for the period	(2,764,232)
Other comprehensive loss	(3,559)
Total comprehensive loss for the period	(2,767,791)

(Where there is a quoted market price for the material associate)
Fair value of the Group’s investment	12,513,555

The following table illustrates the aggregate financial information of the Group’s associates that are not individually material:

	As at December 31,
	2024	2025
	RMB’000	RMB’000
Share of the associates’ profit for the year	22,915	13,663
Share of the associates’ total comprehensive income	22,915	13,663
Aggregate carrying amount of the Group’s investments in the associates	38,567	12,810